Other Balance Sheets Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,583	$ 1,949
Deductible value-added taxes	3,865	3,063
Investment prepayment	30,938	0
Proceeds receivable from disposal of investments	13,371	0
Loans to and interest receivable from other related parties (Note 10)	110,000	219,679
Loans to and interest receivable from third parties	136,683	137,024
Advertising prepayment	9,126	12,011
Prepayment to outsourced service providers	3,479	3,776
Amounts deposited by users	52,216	53,997
Content fees	15,859	1,695
Others	14,382	17,532
Prepaid expenses and other current assets	$ 391,502	$ 450,726